UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%
Audio & Visual Equipment – 0.6%
9,720	Harman International Industries, Inc.	$994,064

Banks – 1.6%
32,920	Commerce Bancorp, Inc.(a)	1,010,315
46,892	J.P. Morgan Chase & Co.	1,591,045

		2,601,360

Beverages – 4.9%
20,280	Fortune Brands, Inc.	1,649,373
95,000	PepsiCo, Inc.	5,387,450
28,065	The Coca-Cola Co.	1,212,127

		8,248,950

Biotechnology – 2.5%
53,020	Amgen, Inc.*	4,224,103

Broadcasting & Cable/Satellite TV – 1.8%
14,208	Clear Channel Communications, Inc.	467,301
69,750	Univision Communications, Inc.*	1,850,467
37,540	Westwood One, Inc.	746,671

		3,064,439

Commercial Services – 6.0%
30,670	ARAMARK Corp. Class B	819,196
56,290	Moody’s Corp.	2,875,293
131,460	The McGraw-Hill Cos., Inc.	6,315,338

		10,009,827

Computer Hardware – 3.0%
148,435	Dell, Inc.*	5,076,477

Computer Services – 2.6%
106,990	First Data Corp.	4,279,600

Computer Software – 6.6%
53,025	Electronic Arts, Inc.*	3,016,592
279,845	Microsoft Corp.	7,200,412
65,660	Oracle Corp.*	813,528

		11,030,532

Drugs & Medicine – 2.9%
25,740	Eli Lilly & Co.	1,377,605
49,280	Pfizer, Inc.	1,230,522
49,435	Wyeth	2,287,357

		4,895,484

Electrical Equipment – 0.7%
43,650	Tyco International Ltd.	1,215,653

Financials – 8.9%
56,340	Fannie Mae	2,525,159
120,855	Freddie Mac	6,823,474
16,630	Golden West Financial Corp.	987,656
23,235	Merrill Lynch & Co., Inc.	1,425,467
25,345	Morgan Stanley	1,367,109

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
126,840	The Charles Schwab Corp.	$1,830,301

		14,959,166

Foods – 1.7%
39,620	Wm. Wrigley Jr. Co.	2,847,886

Gaming/Lodging – 6.7%
50,640	Carnival Corp.	2,530,987
113,765	Cendant Corp.	2,348,109
44,450	GTECH Holdings Corp.	1,425,067
33,620	Harrah’s Entertainment, Inc.	2,191,688
30,630	Marriott International, Inc.	1,929,690
14,210	Starwood Hotels & Resorts Worldwide, Inc.	812,386

		11,237,927

Household/Personal Care – 1.1%
31,680	Procter & Gamble Co.	1,883,693

Insurance – 0.5%
23,910	Willis Group Holdings Ltd.	897,821

Internet & Online – 2.4%
9,160	Google, Inc.*	2,898,773
34,790	Yahoo!, Inc.*	1,177,294

		4,076,067

Medical Products – 5.7%
10,330	C.R. Bard, Inc.	682,090
11,250	Fisher Scientific International, Inc.*	698,063
59,720	Medtronic, Inc.	3,202,186
17,790	St. Jude Medical, Inc.*	832,572
53,540	Stryker Corp.	2,646,482
20,080	Zimmer Holdings, Inc.*	1,383,311

		9,444,704

Movies & Entertainment – 5.2%
201,350	Time Warner, Inc.	3,646,448
152,458	Viacom, Inc. Class B	5,032,639

		8,679,087

Networking Telecommunications Equipment – 2.7%
252,170	Cisco Systems, Inc.*	4,521,408

Oil & Gas – 4.8%
69,740	Canadian Natural Resources Ltd.	3,151,551
20,692	Exxon Mobil Corp.	1,314,770
58,920	Suncor Energy, Inc.	3,566,427

		8,032,748

Oil Well Services & Equipment – 3.4%
30,220	Baker Hughes, Inc.	1,803,530
45,730	Schlumberger Ltd.	3,858,697

		5,662,227

Pharmacy Benefit Manager – 3.5%
75,895	Caremark Rx, Inc.*	3,789,437

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmacy Benefit Manager – (continued)
38,690	Medco Health Solutions, Inc.*	$2,121,373

		5,910,810

Producer Goods – 0.5%
13,510	W.W. Grainger, Inc.	850,049

Publishing – 2.5%
56,655	Lamar Advertising Co.*	2,569,871
14,270	The E.W. Scripps Co.	713,072
21,610	Valassis Communications, Inc.*	842,358

		4,125,301

Retailing – 6.8%
80,570	Lowe’s Companies, Inc.	5,188,708
56,520	PETCO Animal Supplies, Inc.*	1,195,963
14,070	Target Corp.	730,655
96,910	Wal-Mart Stores, Inc.	4,246,596

		11,361,922

Semiconductors – 7.0%
52,670	Intel Corp.	1,298,315
97,940	Linear Technology Corp.	3,681,565
149,340	QUALCOMM, Inc.	6,682,965

		11,662,845

Telecommunications – 3.3%
92,620	American Tower Corp.*	2,310,869
77,490	Crown Castle International Corp.*	1,908,579
52,334	Sprint Nextel Corp.	1,244,502

		5,463,950

TOTAL COMMON STOCKS		$167,258,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.5%
Joint Repurchase Agreement Account II
$800,000	3.89%	10/03/2005	$800,000
Maturity Value: $800,260

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$168,058,100

Shares	Description	Value
Securities Lending Collateral – 0.3%
472,500	Boston Global Investment Trust – Enhanced Portfolio	$472,500

TOTAL INVESTMENTS — 100.7%		$168,530,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 30, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies (other than those valued at net asset value per share) are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other that those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

TAX INFORMATION — At September 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$159,256,753

Gross unrealized gain	21,758,624
Gross unrealized loss	(12,484,777)

Net unrealized security gain	$9,273,847

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 0.6%
12,000	Innovative Solutions & Support, Inc.*	$186,360
11,000	Kaman Corp.	224,950
19,600	United Industrial Corp.	700,700

		1,112,010

Airlines – 0.9%
61,300	Alaska Air Group, Inc.*	1,781,378

Banks – 8.1%
45,700	Bank Mutual Corp.	489,904
53,300	Bank of Hawaii Corp.	2,623,426
5,400	Berkshire Hills Bancorp, Inc.	183,600
15,300	Central Pacific Financial Corp.	538,254
3,000	City National Corp.	210,270
21,000	Corus Bankshares, Inc.	1,151,430
10,000	CVB Financial Corp.	186,000
42,600	First Bancorp.	720,792
4,200	First Citizens Bancshares, Inc.	716,730
3,333	First Financial Bankshares, Inc.	116,088
19,900	FirstFed Financial Corp.*	1,070,819
14,200	Hancock Holding Co.	484,788
22,900	Hanmi Financial Corp.	411,055
7,175	IBERIABANK Corp.	381,351
39,400	PFF Bancorp, Inc.	1,192,244
18,300	Provident Bankshares Corp.	636,474
19,200	Provident Financial Services, Inc.	337,920
13,570	Republic Capital Trust	191,880
5,000	S&T Bancorp, Inc.	189,000
58,300	SVB Financial Group*	2,835,712
6,836	U.S.B. Holding Co., Inc.	155,849
6,970	UMB Financial Corp.	457,790
7,800	Umpqua Holdings Corp.	189,696
1,200	WSFS Financial Corp.	70,668

		15,541,740

Biotechnology – 5.8%
45,400	Albany Molecular Research, Inc.*	552,972
139,700	Applera Corp. – Celera Genomics Group*	1,694,561
36,600	Connetics Corp.*	618,906
34,800	Invitrogen Corp.*	2,618,004
34,200	Kos Pharmaceuticals, Inc.*	2,289,006
15,300	Maxygen, Inc.*	126,837
15,700	Protein Design Labs, Inc.*	439,600
40,800	United Therapeutics Corp.*	2,847,840

		11,187,726

Building Products – 0.3%
9,200	Watsco, Inc.	488,612

Chemicals – 0.5%
11,200	H.B. Fuller Co.	348,096
31,700	NewMarket Corp.*	549,678

		897,774

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 6.2%
47,900	Administaff, Inc.	$1,903,546
10,300	American Ecology Corp.	202,086
68,300	Arbitron, Inc.	2,721,072
23,600	Consolidated Graphics, Inc.*	1,015,980
4,600	CRA International, Inc.*	191,774
19,500	CSG Systems International, Inc.*	423,345
14,800	Global Payments, Inc.	1,150,256
77,400	Labor Ready, Inc.*	1,985,310
29,200	Pre-Paid Legal Services, Inc.(a)	1,130,040
39,100	Spherion Corp.*	297,160
76,100	TeleTech Holdings, Inc.*	762,522

		11,783,091

Communications Equipment – 3.8%
14,900	Audiovox Corp.*	208,302
65,800	Comtech Telecommunications Corp.*	2,728,726
31,700	DSP Group, Inc.*	813,422
82,400	Emulex Corp.*	1,665,304
36,200	InterDigital Communications Corp.*	710,968
45,000	Optical Communication Products, Inc.*	84,600
27,900	Packeteer, Inc.*	350,145
55,900	Powerwave Technologies, Inc.*	726,141

		7,287,608

Computers & Peripherals – 2.4%
63,200	Intergraph Corp.*	2,825,672
28,300	Komag, Inc.*	904,468
89,400	Maxtor Corp.*	393,360
29,500	Western Digital Corp.*	381,435

		4,504,935

Construction & Engineering – 1.2%
8,100	EMCOR Group, Inc.*	480,330
32,800	Washington Group International, Inc.*	1,767,592

		2,247,922

Containers & Packaging – 0.2%
6,000	Greif, Inc.	360,600

Distributors – 0.6%
11,700	Brightpoint, Inc.*	223,938
80,100	Handleman Co.	1,011,663

		1,235,601

Diversified Financials – 3.4%
9,300	AmeriCredit Corp.*	221,991
9,500	Apollo Investment Corp.	188,100
6,600	Calamos Asset Management, Inc.	162,888
45,000	CBIZ, Inc.*	229,500
62,000	CompuCredit Corp.*	2,754,040
42,800	Investment Technology Group, Inc.*	1,266,880

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
11,600	Jackson Hewitt Tax Service, Inc.	$277,356
22,100	Metris Cos., Inc.*	323,323
44,000	World Acceptance Corp.*	1,118,040

		6,542,118

Diversified Telecommunication Service – 0.7%
34,000	Commonwealth Telephone Enterprises, Inc.	1,281,800

Electric Utilities – 2.4%
14,100	El Paso Electric Co.*	293,985
26,900	NorthWestern Corp.	812,111
13,600	NRG Energy, Inc.*	579,360
192,700	Sierra Pacific Resources*	2,861,595

		4,547,051

Electrical Equipment – 0.8%
9,300	A.O. Smith Corp.	265,050
19,600	General Cable Corp.*	329,280
10,100	The Genlyte Group, Inc.*	485,608
6,400	Woodward Governor Co.	544,320

		1,624,258

Electronic Equipment & Instruments – 3.0%
11,000	Anixter International, Inc.*	443,630
25,100	Coherent, Inc.*	734,928
17,300	Greatbatch, Inc.*	474,712
38,900	Ingram Micro, Inc.*	721,206
7,800	Itron, Inc.*	356,148
8,600	LoJack Corp.*	181,804
42,700	MTS Systems Corp.	1,612,779
33,400	Teledyne Technologies, Inc.*	1,151,298

		5,676,505

Energy Equipment & Services – 3.4%
18,000	Cal Dive International, Inc.*	1,141,380
7,200	GulfMark Offshore, Inc.*	232,344
22,400	Helmerich & Payne, Inc.	1,352,736
8,700	Hornbeck Offshore Services, Inc.*	318,681
10,200	SEACOR Holdings, Inc.*	740,316
24,300	Universal Compression Holdings, Inc.*	966,411
45,700	Veritas DGC, Inc.*	1,673,534

		6,425,402

Food & Drug Retailing – 3.6%
62,900	Longs Drug Stores Corp.	2,697,781
47,300	Nash-Finch Co.	1,995,587
207,600	Terra Industries, Inc.*	1,380,540
20,600	The Pantry, Inc.*	769,822

		6,843,730

Food Products – 1.6%
47,100	Chiquita Brands International, Inc.	1,316,445
3,800	J & J Snack Foods Corp.	219,640

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
112	Seaboard Corp.	$153,776
28,900	USANA Health Sciences, Inc.*	1,378,530

		3,068,391

Healthcare Equipment & Supplies – 4.9%
19,900	American Medical Systems Holdings, Inc.*	400,985
83,800	Applera Corp. — Applied Biosystems Group	1,947,512
4,700	Bio-Rad Laboratories, Inc.*	258,453
15,400	Computer Programs and Systems, Inc.	531,916
7,100	Edwards Lifesciences Corp.*	315,311
10,000	Hologic, Inc.*	577,500
82,200	Immucor, Inc.*	2,255,568
16,800	Kinetic Concepts, Inc.*	954,240
27,800	LCA-Vision, Inc.	1,031,936
4,900	SurModics, Inc.*(a)	189,581
27,400	Thoratec Corp.*	486,624
5,000	Ventana Medical Systems, Inc.*	190,350
9,300	West Pharmaceutical Services, Inc.	275,931

		9,415,907

Healthcare Providers & Services – 1.9%
12,300	First Horizon Pharmaceutical Corp.*	244,401
44,900	Genesis HealthCare Corp.*	1,810,368
41,700	Kindred Healthcare, Inc.*	1,242,660
38,400	Stewart Enterprises, Inc.	254,592

		3,552,021

Hotels, Restaurants & Leisure – 3.1%
33,100	Choice Hotels International, Inc.	2,139,584
65,800	Dave & Buster’s, Inc.*	878,430
9,200	Domino’s Pizza, Inc.	214,544
11,500	Landry’s Restaurants, Inc.	336,950
33,400	Papa John’s International, Inc.*	1,674,008
23,600	Shuffle Master, Inc.*(a)	623,748

		5,867,264

Household Durables – 1.4%
88,300	American Greetings Corp.	2,419,420
22,900	Kimball International, Inc. Class B	276,861

		2,696,281

Insurance – 4.6%
663	Alleghany Corp.*	202,878
4,200	American Physicians Capital, Inc.*	206,346
9,900	Argonaut Group, Inc.*	267,399
6,500	FBL Financial Group, Inc.	194,675
54,600	Fremont General Corp.	1,191,918

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
45,400	LandAmerica Financial Group, Inc.	$2,935,110
1,300	National Western Life Insurance Co.*	274,625
5,700	Safety Insurance Group, Inc.	202,863
57,100	Stewart Information Services Corp.	2,923,520
5,000	The Midland Co.	180,150
4,000	Zenith National Insurance Corp.	250,760

		8,830,244

Internet & Catalog Retail – 1.2%
82,350	Coldwater Creek, Inc.*	2,076,867
8,600	Nutri/System, Inc.*	215,172

		2,292,039

Internet Software & Services – 2.6%
5,000	Blue Coat Systems, Inc.*	217,400
38,600	J2 Global Communications, Inc.*(a)	1,560,212
7,700	NETGEAR, Inc.*	185,262
16,900	United Online, Inc.	234,065
14,000	ValueClick, Inc.*	239,260
48,700	Websense, Inc.*	2,493,927

		4,930,126

IT Consulting & Services – 0.7%
77,200	Agilysys, Inc.	1,300,048

Leisure Equipment & Products – 0.1%
17,000	Callaway Golf Co.	256,530

Machinery – 3.4%
41,300	Applied Industrial Technologies, Inc.	1,481,844
11,900	Barnes Group, Inc.	426,734
8,000	CIRCOR International, Inc.	219,600
19,700	EnPro Industries, Inc.*	663,693
17,300	Esterline Technologies Corp.*	655,497
40,300	JLG Industries, Inc.	1,474,577
12,000	NACCO Industries, Inc.	1,373,400
6,300	Tennant Co.	258,174

		6,553,519

Marine – 0.3%
10,500	Overseas Shipholding Group, Inc.	612,465

Media – 0.6%
27,800	Catalina Marketing Corp.	632,172
16,800	Hearst-Argyle Television, Inc.	431,592
14,000	World Wrestling Entertainment, Inc.	182,000

		1,245,764

Metals & Mining – 2.5%
40,000	Metals USA, Inc.*	818,400

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
22,700	Quanex Corp.	$1,503,194
48,000	Ryerson Tull, Inc.(a)	1,022,400
130,800	USEC, Inc.	1,459,728

		4,803,722

Multiline Retail – 0.6%
50,800	Dillard’s, Inc.	1,060,704

Office Electronics – 0.3%
28,300	PAR Technology Corp.*	650,900

Oil & Gas – 3.1%
10,400	Berry Petroleum Co.	693,576
62,100	Swift Energy Co.*	2,841,075
25,900	The Houston Exploration Co.*	1,741,775
48,100	TransMontaigne, Inc.*	384,319
5,200	Vintage Petroleum, Inc.	237,432

		5,898,177

Personal Products – 0.2%
25,800	Mannatech, Inc.(a)	305,730

Pharmaceuticals – 0.4%
30,300	Alpharma,Inc.	753,561

Real Estate – 6.8%
9,000	American Campus Communities, Inc.	216,180
75,800	American Home Mortgage Investment Corp.	2,296,740
19,100	Annaly Mortgage Management, Inc.	247,345
28,200	Anthracite Capital, Inc.	326,556
34,700	BioMed Reality Trust, Inc.	860,560
16,400	Boykin Lodging Co.*	203,688
79,300	Commercial Net Lease Realty	1,586,000
14,800	Digital Realty Trust, Inc.	266,400
26,600	Entertainment Properties Trust	1,187,158
48,600	HRPT Properties Trust	603,126
18,500	National Health Investors, Inc.	510,785
12,200	New Century Financial Corp.	442,494
14,100	RAIT Investment Trust	401,850
100,800	Senior Housing Properties Trust	1,915,200
64,800	Spirit Finance Corp.	729,000
44,200	Trammell Crow Co.*	1,090,856
5,700	Universal Health Realty Income Trust	189,525

		13,073,463

Road & Rail – 1.5%
12,800	Covenant Transport, Inc.*	154,880
56,600	Dollar Thrifty Automotive Group, Inc.*	1,905,722
13,900	GATX Corp.	549,745

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – (continued)
7,900	Swift Transportation Co., Inc.*	$139,830
15,300	U. S. Xpress Enterprises, Inc.*	178,398

		2,928,575

Semiconductor Equipment & Products – 2.1%
46,700	Genesis Microchip, Inc.*	1,025,065
123,200	LSI Logic Corp.*	1,213,520
30,600	Microtune, Inc.*	190,638
6,900	Novellus Systems, Inc.*	173,052
79,300	OmniVision Technologies, Inc.*(a)	1,000,766
18,000	Photronics, Inc.*	349,200

		3,952,241

Software – 1.9%
25,900	ANSYS, Inc.*	996,891
63,800	Atari, Inc.*	91,872
120,400	Parametric Technology Corp.*	839,188
12,000	QAD, Inc.	99,480
85,000	SeaChange International, Inc.*	540,600
10,800	SPSS, Inc.*	259,200
5,300	SS&C Technologies, Inc.	194,192
17,400	Sybase, Inc.*	407,508
9,000	TALX Corp.	295,110

		3,724,041

Specialty Retail – 5.3%
3,000	Building Materials Holding Corp.	279,570
92,700	Circuit City Stores, Inc.	1,590,732
7,500	Genesco, Inc.*	279,300
25,000	Goody’s Family Clothing, Inc.	189,250
18,800	Lithia Motors, Inc.	544,824
98,300	Movie Gallery, Inc.(a)	1,021,337
41,600	Payless ShoeSource, Inc.*	723,840
10,100	Sonic Automotive, Inc.	224,422
40,450	Stage Stores, Inc.	1,086,892
4,200	The Buckle, Inc.	142,674
30,300	The Cato Corp.	603,879
27,800	The Children’s Place Retail Stores, Inc.*	990,792
41,850	The Men’s Wearhouse, Inc.*	1,117,395
69,300	The Wet Seal, Inc.*(a)	311,850
50,800	United Rentals, Inc.*	1,001,268

		10,108,025

Textiles & Apparel – 0.2%
5,700	Brown Shoe Co.	188,100
38,900	Wellman, Inc.	246,237

		434,337

Wireless Telecommunication Services – 0.1%
26,500	UbiquiTel, Inc.*	231,610

TOTAL COMMON STOCKS		$189,915,546

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.4%
Joint Repurchase Agreement Account II
$800,000	3.89%	10/03/2005	$800,000
Maturity Value: $800,260

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$190,715,546

Shares	Description	Value
Securities Lending Collateral – 3.4%
6,509,150	Boston Global Investment Trust – Enhanced Portfolio	$6,509,150

TOTAL INVESTMENTS — 103.1%		$197,224,696

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 30, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2005, the following futures contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Russell 1000 Index	20	December 2005	$1,344,200	$288

INVESTMENT VALUATION – Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies (other than those valued at net asset value per share) are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal HomeLoan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

TAX INFORMATION — At September 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$173,024,504

Gross unrealized gain	31,383,996
Gross unrealized loss	(7,183,804)

Net unrealized security gain	$24,200,192

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Aerospace & Defense – 3.0%
25,200	Goodrich Corp.	$1,117,368
81,700	Lockheed Martin Corp.	4,986,968
115,700	Northrop Grumman Corp.	6,288,295
104,200	Raytheon Co.	3,961,684
91,800	The Boeing Co.	6,237,810

		22,592,125

Auto Components – 0.1%
15,000	Autoliv, Inc.	652,500

Automobiles – 0.1%
83,600	Ford Motor Co.	824,296

Banks – 8.0%
537,166	Bank of America Corp.	22,614,688
34,400	Bank of Hawaii Corp.	1,693,168
27,000	Golden West Financial Corp.	1,603,530
80,700	Hudson City Bancorp, Inc.	960,330
21,900	U.S. Bancorp	614,952
50,400	UnionBanCal Corp.	3,513,888
323,700	Wachovia Corp.	15,404,883
342,800	Washington Mutual, Inc.(a)	13,444,616

		59,850,055

Beverages – 0.5%
80,200	The Coca-Cola Co.	3,463,838

Biotechnology – 3.0%
215,500	Amgen, Inc.*	17,168,885
27,200	Genentech, Inc.*	2,290,512
36,400	Genzyme Corp.*	2,607,696

		22,067,093

Chemicals – 2.0%
29,700	Ashland, Inc.	1,640,628
209,900	Monsanto Co.	13,171,225

		14,811,853

Commercial Services & Supplies – 0.5%
180,100	Cendant Corp.	3,717,264

Communications Equipment – 1.2%
145,300	Cisco Systems, Inc.*	2,605,229
69,900	Comverse Technology, Inc.*	1,836,273
169,900	Motorola, Inc.	3,753,091
70,400	Powerwave Technologies, Inc.*	914,496

		9,109,089

Computers & Peripherals – 2.7%
589,100	Hewlett-Packard Co.	17,201,720
249,500	Western Digital Corp.*	3,226,035

		20,427,755

Diversified Financials – 7.2%
134,700	AmeriCredit Corp.*	3,215,289
50,200	Ameritrade Holding Corp.*	1,078,296
85,032	Citigroup, Inc.	3,870,657
569,300	J.P. Morgan Chase & Co.	19,316,349
196,900	Merrill Lynch & Co., Inc.	12,079,815

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
220,000	Moody’s Corp.	$11,237,600
52,300	Principal Financial Group, Inc.	2,477,451

		53,275,457

Diversified Telecommunication Services – 1.8%
31,400	BellSouth Corp.	825,820
166,500	CenturyTel, Inc.	5,824,170
195,800	Sprint Nextel Corp.	4,656,124
63,800	Verizon Communications, Inc.	2,085,622

		13,391,736

Electric Utilities – 3.9%
26,100	American Electric Power Co., Inc	1,036,170
31,200	Edison International	1,475,136
326,500	PG&E Corp.	12,815,125
119,600	TXU Corp.	13,500,448

		28,826,879

Electrical Equipment – 0.8%
101,600	Energizer Holdings, Inc.*	5,760,720

Energy Equipment & Services – 0.1%
14,400	Unit Corp.*	796,032

Food & Drug Retailing – 0.8%
127,400	SUPERVALU, Inc.	3,964,688
36,800	Walgreen Co.	1,598,960

		5,563,648

Food Products – 2.7%
406,700	Archer-Daniels-Midland Co.	10,029,222
20,600	Pilgrim’s Pride Corp.	749,840
13,000	The Hershey Co.	732,030
485,900	Tyson Foods, Inc.	8,770,495

		20,281,587

Healthcare Equipment & Supplies – 1.3%
118,500	Baxter International, Inc.	4,724,595
20,700	Guidant Corp.	1,426,023
11,200	Kinetic Concepts, Inc.*	636,160
67,200	St. Jude Medical, Inc.*	3,144,960

		9,931,738

Healthcare Providers & Services – 2.0%
98,300	AmerisourceBergen Corp.	7,598,590
31,500	CIGNA Corp.	3,712,590
40,600	Humana, Inc.*	1,943,928
33,500	McKesson Corp.	1,589,575

		14,844,683

Hotels, Restaurants & Leisure – 0.7%
81,400	Darden Restaurants, Inc.	2,472,118
56,100	MGM MIRAGE*	2,455,497

		4,927,615

Household Durables – 0.2%
1,450	NVR, Inc.*	1,283,177

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 4.2%
915,100	General Electric Co.	$30,811,417
8,200	Reynolds American, Inc.	680,764

		31,492,181

Insurance – 6.1%
163,000	Genworth Financial, Inc.	5,255,120
136,400	Loews Corp.	12,604,724
210,200	MBIA, Inc.	12,742,324
63,500	MetLife, Inc.	3,164,205
41,600	The Chubb Corp.	3,725,280
131,400	The St. Paul Travelers Cos., Inc.	5,895,918
53,200	W.R. Berkley Corp.	2,100,336

		45,487,907

Internet Software & Services – 1.8%
36,550	Google, Inc.*	11,566,613
56,500	McAfee, Inc.*	1,775,230

		13,341,843

IT Consulting & Services – 1.5%
241,700	Computer Sciences Corp.*	11,434,827

Machinery – 0.3%
10,900	ITT Industries, Inc.	1,238,240
34,000	Navistar International Corp.*	1,102,620

		2,340,860

Media – 6.6%
146,364	Comcast Corp.*	4,300,174
249,400	Comcast Corp. Special Class A*	7,177,732
731,900	Liberty Media Corp. Series A*	5,891,795
16,900	The McGraw-Hill Cos., Inc.	811,876
388,000	The Walt Disney Co.	9,362,440
912,300	Time Warner, Inc.	16,521,753
141,800	Viacom, Inc. Class B	4,680,818

		48,746,588

Metals & Mining – 0.9%
11,900	Newmont Mining Corp.	561,323
77,700	Nucor Corp.	4,583,523
43,900	United States Steel Corp.	1,859,165

		7,004,011

Multiline Retail – 0.3%
105,300	Dillard’s, Inc.	2,198,664

Oil & Gas – 10.1%
119,100	Anadarko Petroleum Corp.	11,403,825
173,800	Burlington Resources, Inc.	14,133,416
106,576	ConocoPhillips	7,450,728
97,200	Devon Energy Corp.	6,671,808
111,500	EOG Resources, Inc.	8,351,350
233,966	Exxon Mobil Corp.	14,866,200
159,700	Sunoco, Inc.	12,488,540

		75,365,867

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.5%
60,400	Gillette Co.	$3,515,280

Pharmaceuticals – 7.8%
43,300	Allergan, Inc.	3,967,146
34,300	Bristol-Myers Squibb Co.	825,258
349,700	Johnson & Johnson	22,129,016
127,700	Merck & Co., Inc.	3,474,717
948,105	Pfizer, Inc.	23,674,182
88,200	Wyeth	4,081,014

		58,151,333

Real Estate – 0.6%
57,900	Equity Office Properties Trust (REIT)	1,893,909
55,800	New Century Financial Corp.	2,023,866
19,500	ProLogis (REIT)	864,045

		4,781,820

Road & Rail – 1.7%
203,400	Burlington Northern Santa Fe Corp.	12,163,320
17,500	CSX Corp.	813,400

		12,976,720

Semiconductor Equipment & Products – 4.8%
92,500	Advanced Micro Devices, Inc.*	2,331,000
52,400	Freescale Semiconductor, Inc.*	1,226,684
212,408	Freescale Semiconductor, Inc. Class B*	5,008,581
818,900	Intel Corp.	20,185,885
209,500	Texas Instruments, Inc.	7,102,050

		35,854,200

Software – 2.3%
199,400	Autodesk, Inc.	9,260,136
220,400	Microsoft Corp.	5,670,892
75,300	Symantec Corp.*	1,706,298
37,000	Synopsys, Inc.*	699,300

		17,336,626

Specialty Retail – 1.5%
17,100	Abercrombie & Fitch Co.	852,435
223,400	AutoNation, Inc.*	4,461,298
52,700	Chico’s FAS, Inc.*	1,939,360
217,756	Circuit City Stores, Inc.	3,736,693

		10,989,786

Textiles & Apparel – 1.6%
380,600	Coach, Inc.*	11,935,616

Tobacco – 3.0%
287,900	Altria Group, Inc.	21,221,109
28,300	UST, Inc.	1,184,638

		22,405,747

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services – 0.1%
10,700	United States Cellular Corp.*	$571,594

TOTAL COMMON STOCKS		$732,330,610

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 1.3%
Joint Repurchase Agreement Account II
$9,400,000	3.89%	10/03/2005	$9,400,000
Maturity Value: $9,403,050

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$741,730,610

Shares	Description	Value
Securities Lending Collateral – 1.4%
10,187,500	Boston Global Investment Trust – Enhanced Portfolio	$10,187,500

TOTAL INVESTMENTS — 101.0%		$751,918,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 30, 2005.

Investment Abbreviation: REIT – Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S & P 500 Index	174	December 2005	$10,738,410	$79,918

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies (other than those valued at net asset value per share) are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $9,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

TAX INFORMATION — At September 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$689,017,435

Gross unrealized gain	81,405,428
Gross unrealized loss	(18,504,753)

Net unrealized security gain	$62,900,675

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Brokers – 2.1%
22,900	Lehman Brothers Holdings, Inc.	$2,667,392
68,400	Morgan Stanley	3,689,496

		6,356,888

Chemicals – 2.1%
91,002	Dow Chemical Co.	3,792,053
68,390	Rohm & Haas Co.	2,812,881

		6,604,934

Computer Hardware – 0.3%
17,950	CDW Corp.	1,057,614

Computer Software – 4.1%
167,489	Activision, Inc.*	3,425,150
10,000	International Business Machines Corp.	802,200
224,830	Microsoft Corp.	5,784,876
200,173	Oracle Corp.*	2,480,143

		12,492,369

Defense/Aerospace – 1.8%
44,945	General Dynamics Corp.	5,373,175

Diversified Energy – 0.5%
42,600	Equitable Resources, Inc.	1,663,956

Drugs – 4.8%
101,900	Abbott Laboratories	4,320,560
60,100	Bristol-Myers Squibb Co.	1,446,006
361,163	Pfizer, Inc.	9,018,240

		14,784,806

Electrical Utilities – 7.4%
57,497	Dominion Resources, Inc.	4,952,791
78,756	Entergy Corp.	5,853,146
87,166	Exelon Corp.	4,658,151
38,435	FirstEnergy Corp.	2,003,232
165,390	PPL Corp.	5,347,059

		22,814,379

Energy – 2.1%
40,400	Energy Transfer Partners LP	1,412,788
59,400	Enterprise Products Partners L.P.	1,495,692
92,000	Magellan Midstream Partners LP	3,152,840
8,500	Williams Partners LP*	276,335

		6,337,655

Energy Resources – 14.7%
94,014	Burlington Resources, Inc.	7,645,218
157,876	Chevron Corp.	10,219,314
130,914	ConocoPhillips	9,152,198
287,387	Exxon Mobil Corp.	18,260,570

		45,277,300

Environmental & Other Services – 1.0%
107,649	Waste Management, Inc.	3,079,838

Shares	Description	Value
Common Stocks – (continued)
Financial Technology – 0.8%
63,368	First Data Corp.	$2,534,720

Food & Beverage – 1.8%
78,855	Kraft Foods, Inc.	2,412,175
45,343	Unilever NV	3,239,757

		5,651,932

Home Products – 2.2%
82,600	Newell Rubbermaid, Inc.	1,870,890
62,184	Procter & Gamble Co.	3,697,461
21,653	The Clorox Co.	1,202,607

		6,770,958

Large Banks – 13.2%
357,013	Bank of America Corp.	15,030,248
303,539	Citigroup, Inc.	13,817,095
267,969	J.P. Morgan Chase & Co.	9,092,188
100,800	U.S. Bancorp	2,830,464

		40,769,995

Media – 2.7%
189,359	The Walt Disney Co.	4,569,233
211,865	Time Warner, Inc.	3,836,875

		8,406,108

Medical Products – 1.0%
75,753	Baxter International, Inc.	3,020,272

Motor Vehicle – 0.7%
51,285	Autoliv, Inc.	2,230,897

Oil Services – 1.2%
31,300	Baker Hughes, Inc.	1,867,984
51,870	BJ Services Co.	1,866,801

		3,734,785

Paper & Packaging – 1.0%
152,791	Packaging Corp. of America	2,965,673

Parts & Equipment – 3.8%
44,897	American Standard Companies, Inc.	2,089,955
147,397	Tyco International Ltd.	4,105,007
103,538	United Technologies Corp.	5,367,410

		11,562,372

Property Insurance – 5.0%
59,764	PartnerRe Ltd.	3,827,884
74,548	RenaissanceRe Holdings Ltd.	3,259,984
65,999	The Allstate Corp.	3,649,085
64,992	Willis Group Holdings Ltd.	2,440,450
31,178	XL Capital Ltd.(a)	2,121,039

		15,298,442

Real Estate Investment Trusts (REITs) – 4.5%
69,173	Apartment Investment & Management Co.	2,682,529
63,165	Developers Diversified Realty Corp.	2,949,806
138,543	iStar Financial, Inc.	5,601,293

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts (REITs) – (continued)
69,948	Plum Creek Timber Co., Inc.	$2,651,729

		13,885,357

Regionals – 3.6%
143,336	KeyCorp	4,622,586
108,555	PNC Financial Services Group, Inc.	6,298,361

		10,920,947

Retail Apparel – 2.1%
18,507	Federated Department Stores, Inc.	1,237,563
63,266	J. C. Penney Co., Inc.	3,000,074
126,100	The Gap, Inc.	2,197,923

		6,435,560

Specialty Financials – 3.3%
73,387	Alliance Capital Management Holding LP	3,511,568
40,167	American Capital Strategies Ltd.	1,472,522
79,598	Countrywide Financial Corp.	2,625,142
22,700	Freddie Mac	1,281,642
29,760	Washington Mutual, Inc.	1,167,187

		10,058,061

Telephone – 3.8%
373,500	SBC Communications, Inc.	8,952,795
86,064	Verizon Communications, Inc.	2,813,432

		11,766,227

Thrifts – 1.1%
58,407	Golden West Financial Corp.	3,468,792

Tobacco – 1.4%
59,944	Altria Group, Inc.	4,418,472

Transports – 0.5%
21,200	United Parcel Service, Inc. Class B	1,465,556

Trust/Processors – 0.8%
83,511	Bank of New York Co., Inc.	2,456,059

TOTAL COMMON STOCKS		$293,664,099

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 4.9%
Joint Repurchase Agreement Account II
$15,200,000	3.89%	10/03/2005	$15,200,000
Maturity Value: $15,204,931

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$308,864,099

Shares	Description	Value
Securities Lending Collateral – 0.6%
1,743,750	Boston Global Investment Trust – Enhanced Portfolio	$1,743,750

TOTAL INVESTMENTS — 100.9%		$310,607,849

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 30, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies (other than those valued at net asset value per share) are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $15,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

TAX INFORMATION — At September 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$277,076,004

Gross unrealized gain	39,478,985
Gross unrealized loss	(5,947,140)

Net unrealized security gain	$33,531,845

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Australia – 1.4%
329,519	Alumina Ltd. (Materials)	$1,542,208

France – 15.1%
92,635	Credit Agricole SA (Banks)	2,719,326
98,803	France Telecom SA* (Telecommunication Services)	2,842,411
64,430	PagesJaunes SA(a) (Media)	1,762,633
27,891	Schneider Electric SA(a) (Capital Goods)	2,202,716
16,661	Total Fina Elf SA Class B(a) (Energy)	4,535,393
22,300	Vinci SA (Capital Goods)	1,921,187

		15,983,666

Germany – 6.6%
35,215	E.ON AG* (Utilities)	3,238,396
63,088	Premiere AG*(a) (Media)	1,766,138
32,258	Schering AG (Pharmaceuticals & Biotechnology)	2,039,989

		7,044,523

Hong Kong – 3.9%
358,000	Esprit Holdings Ltd. (Retailing)	2,677,335
570,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	1,453,966

		4,131,301

Hungary – 0.6%
7,500	OTP Bank Rt. GDR (Banks)	593,250

Italy – 1.9%
436,658	Banca Intesa SpA* (Banks)	2,038,013

Japan – 15.4%
56,800	Credit Saison Co. Ltd. (Diversified Financials)	2,507,328
204	Millea Holdings, Inc. (Insurance)	3,289,857
247,000	Mitsui Fudosan Co. Ltd. (Real Estate)	3,730,288
353	NTT Urban Development Corp. (Real Estate)	1,813,304
51,000	Shin-Etsu Chemical Co. Ltd. (Materials)	2,235,001
740,000	Taiheiyo Cement Corp. (Materials)	2,775,930

		16,351,708

Netherlands – 5.7%
70,783	ING Groep NV* (Diversified Financials)	2,109,917
90,430	TNT NV (Transportation)	2,242,565
55,532	VNU NV*(a) (Media)	1,746,257

		6,098,739

Shares	Description	Value
Common Stocks – (continued)
Norway – 1.9%
223,110	Telenor ASA (Telecommunication Services)	$1,996,235

Russia – 3.9%
44,300	LUKOIL ADR (Energy)	2,561,426
38,800	Mobile Telesystems ADR (Telecommunication Services)	1,578,384

		4,139,810

South Korea – 5.3%
24,734	Hyundai Motor Co. GDR(a)(b) (Automobiles & Components)	968,336
47,305	Hyundai Motor Co. Ltd. GDR(b) (Automobiles & Components)	1,853,410
11,300	Samsung Electronics Co. Ltd. GDR(b) (Semiconductors & Semiconductor Equipment)	2,788,879

		5,610,625

Spain – 2.8%
167,419	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,938,302

Sweden – 2.7%
82,755	Svenska Cellulosa AB (SCA) Series B (Materials)	2,901,347

Switzerland – 8.5%
44,791	Credit Suisse Group* (Diversified Financials)	1,987,351
14,101	Nestle SA (Food Beverage & Tobacco)	4,141,542
56,178	Novartis AG (Pharmaceuticals & Biotechnology)	2,857,172

		8,986,065

Taiwan – 1.7%
197,807	Hon Hai Precision Industry Co. Ltd. GDR (Technology Hardware & Equipment)	1,811,914

United Kingdom – 21.7%
371,445	Bodycote International PLC (Capital Goods)	1,424,419
119,900	BP PLC (Energy)	1,415,803
40,016	Carnival PLC (Consumer Services)	2,079,032
142,499	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	3,635,023
288,836	Prudential PLC (Insurance)	2,625,089
72,720	Royal Bank of Scotland Group PLC (Banks)	2,065,699

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
135,293	Shire Pharmaceuticals Group PLC (Pharmaceuticals & Biotechnology)	$1,650,143
1,645,565	Vodafone Group PLC (Telecommunication Services)	4,281,262
581,059	W.M. Supermarkets PLC (Food & Staples Retailing)	1,824,341
198,311	WPP Group PLC (Media)	2,022,445

		23,023,256

TOTAL COMMON STOCKS		$105,190,962

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 0.9%
State Street Bank & Trust Euro – Time Deposit
$917,000	3.45%	10/03/2005	$917,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$106,107,962

Shares	Description	Value
Securities Lending Collateral – 9.5%
10,087,819	Boston Global Investment Trust – Enhanced Portfolio	$10,087,819

TOTAL INVESTMENTS — 109.5%		$116,195,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

As a % of
Investments Industry Classifications (c)	Net Assets

Automobiles & Components	2.7%
Banks	9.8
Capital Goods	5.2
Consumer Durables & Apparel	1.4
Consumer Services	2.0
Diversified Financials	6.2
Energy	8.0
Food & Staples Retailing	1.7
Food Beverage & Tobacco	3.9
Insurance	5.6
Materials	8.9
Media	6.9
Pharmaceuticals & Biotechnology	9.6
Real Estate	5.2
Retailing	2.5
Semiconductors & Semiconductor Equipment	2.6
Short Term Investments(d)	10.4
Technology Hardware & Equipment	1.7
Telecommunication Services	10.1
Transportation	2.1
Utilities	3.0

TOTAL INVESTMENTS	109.5%

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,610,625, which represents approximately 5.3% of net assets as of September 30, 2005.

(c)	Industry concentrations greater than one-tenth of one percent are disclosed.

(d)	Short-term investments include securities lending collateral.

Investment Abbreviations: ADR — American Depositary Receipt GDR — Global Depository Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INVESTMENT VALUATION — Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

TAX INFORMATION — At September 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$98,819,638
Gross unrealized gain	18,385,663
Gross unrealized loss	(1,009,520)

Net unrealized security gain	$17,376,143

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At September 30, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	10/19/2005	$4,217,093	$4,199,401	$—	$17,692
	12/21/2005	2,002,470	1,983,891	—	18,579
British Pounds	10/04/2005	3,673,129	3,669,520	—	3,609
	12/21/2005	3,993,000	3,864,377	—	128,623
Canadian Dollar	12/21/2005	3,331,000	3,379,769	48,769	—
Danish Krone	10/04/2005	733,881	733,401	—	480
Euro	10/04/2005	154,426	154,329	—	97
	12/21/2005	2,636,769	2,614,367	—	22,402
Hong Kong Dollar	10/04/2005	2,594,204	2,594,080	—	124
Hungarian Forint	12/12/2005	526,158	523,757	—	2,401
Japanese Yen	10/04/2005	8,268,460	8,241,489	—	26,971
	12/21/2005	2,719,723	2,683,650	—	36,073
New Zealand Dollar	11/21/2005	240,231	240,322	91	—
Norwegian Krone	11/16/2005	972,314	968,608	—	3,706
	12/21/2005	2,431,844	2,358,754	—	73,090
Singapore Dollar	11/22/2005	889,418	873,813	—	15,605
Swedish Krona	10/04/2005	304,977	304,003	—	974
	12/21/2005	2,589,259	2,557,653	—	31,606
Swiss Franc	10/04/2005	1,669,891	1,662,443	—	7,448
	12/21/2005	2,358,209	2,325,996	—	32,213

TOTAL OPEN FORWARD FOREIGN
CURRENCY PURCHASE CONTRACTS		$46,306,456	$45,933,623	$48,860	$421,693

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	10/19/2005	$4,204,554	$4,199,401	$5,153	$—
	12/21/2005	1,998,000	1,983,892	14,108	—
British Pounds	10/04/2005	3,678,122	3,669,520	8,602	—
	12/21/2005	3,947,604	3,864,376	83,228	—
Canadian Dollar	12/21/2005	3,356,798	3,379,768	—	22,970
Danish Krone	10/04/2005	735,612	733,402	2,210	—
Euro	10/04/2005	154,793	154,329	464	—
	12/21/2005	2,663,000	2,614,367	48,633	—
Hong Kong Dollar	10/04/2005	2,593,642	2,594,080	—	438
Hungarian Forint	12/12/2005	547,882	523,757	24,125	—
Japanese Yen	10/04/2005	8,253,864	8,241,488	12,376	—
	12/21/2005	2,756,270	2,683,650	72,620	—
New Zealand Dollar	11/21/2005	240,876	240,321	555	—
Norwegian Krone	11/16/2005	975,114	968,608	6,506	—
	12/21/2005	2,395,645	2,358,755	36,890	—
Singapore Dollar	11/22/2005	874,454	873,814	640	—
Swedish Krona	10/04/2005	301,887	304,003	—	2,116
	12/21/2005	2,618,029	2,557,653	60,376	—
Swiss Franc	10/04/2005	1,708,609	1,662,443	46,166	—
	12/21/2005	2,399,633	2,325,996	73,637	—

TOTAL OPEN FORWARD FOREIGN
CURRENCY SALE CONTRACTS		$46,404,388	$45,933,623	$496,289	$25,524

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 95.7%
Biotechnology – 1.6%
620,554	MedImmune, Inc.*	$20,881,642

Brokers – 1.4%
173,980	The Bear Stearns Companies, Inc.	19,094,305

Chemicals – 2.8%
448,224	Agrium, Inc.	9,847,482
130,388	Carlisle Cos., Inc.	8,288,765
372,900	Chemtura Corp.	4,631,418
342,440	Rohm & Haas Co.	14,084,557

		36,852,222

Computer Hardware – 5.2%
122,088	Amphenol Corp.	4,925,030
300,702	Avocent Corp.*	9,514,211
152,286	CDW Corp.	8,972,691
581,524	Ingram Micro, Inc.*	10,781,455
294,529	Tech Data Corp.*	10,812,160
469,335	Xerox Corp.*	6,406,423
439,567	Zebra Technologies Corp.*	17,182,674

		68,594,644

Computer Software – 1.1%
721,054	Activision, Inc.*	14,745,554

Construction – 1.8%
390,916	Lennar Corp.	23,361,140

Consumer Durables – 2.1%
223,430	Mohawk Industries, Inc.*	17,930,258
226,959	The Stanley Works(a)	10,594,446

		28,524,704

Defense/Aerospace – 2.5%
214,878	Alliant Techsystems, Inc.*	16,040,643
346,816	Rockwell Collins, Inc.	16,758,149

		32,798,792

Diversified Energy – 2.7%
1,020,430	The Williams Companies, Inc.	25,561,771
195,887	Western Gas Resources, Inc.	10,035,291

		35,597,062

Drugs – 1.1%
331,937	Charles River Laboratories International, Inc.*	14,479,092

Electrical Utilities – 10.5%
178,538	CMS Energy Corp.*	2,936,950
496,977	Edison International	23,497,073
335,766	Entergy Corp.(a)	24,954,129
164,204	FirstEnergy Corp.	8,558,312
680,830	PG&E Corp.	26,722,578
178,063	PNM Resources, Inc.	5,105,066
1,065,710	PPL Corp.	34,454,404
51,688	Public Service Enterprise Group, Inc.	3,326,640
243,863	Wisconsin Energy Corp.	9,735,011

		139,290,163

Shares	Description	Value
Common Stocks – (continued)
Energy Resources – 6.5%
529,900	EOG Resources, Inc.	$39,689,510
561,362	Noble Energy, Inc.	26,327,878
514,297	Range Resources Corp.	19,857,007

		85,874,395

Environmental & Other Services – 1.0%
384,111	Republic Services, Inc.	13,555,277

Food & Beverage – 2.5%
520,814	Archer-Daniels-Midland Co.	12,843,273
462,539	Smithfield Foods, Inc.*	13,728,158
221,431	The Pepsi Bottling Group, Inc.(a)	6,321,855

		32,893,286

Gas Utilities – 2.2%
675,432	AGL Resources, Inc.	25,065,281
82,350	Energen Corp.	3,562,461

		28,627,742

Health Insurance – 1.5%
433,120	Health Net, Inc.*	20,495,238

Home Products – 2.3%
697,099	Newell Rubbermaid, Inc.	15,789,292
274,396	The Clorox Co.	15,239,954

		31,029,246

Hotel & Leisure – 1.6%
320,085	Harrah’s Entertainment, Inc.	20,866,341

Information Services – 1.0%
1,762,577	BearingPoint, Inc.*(a)	13,377,959

Life Insurance – 1.2%
295,466	Torchmark Corp.	15,609,469

Media – 1.2%
349,628	Lamar Advertising Co.*	15,859,126

Medical Providers – 1.5%
390,094	Apria Healthcare Group, Inc.*	12,447,899
738,337	WebMD Corp.*(b)	8,180,774

		20,628,673

Mining – 0.5%
118,313	Allegheny Technologies, Inc.	3,665,337
53,380	Carpenter Technology Corp.	3,128,602

		6,793,939

Motor Vehicle – 1.2%
197,335	Autoliv, Inc.	8,584,072
203,272	Lear Corp.	6,905,150

		15,489,222

Oil Refining – 0.6%
179,740	Frontier Oil Corp.	7,971,469

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil Services – 1.9%
696,710	BJ Services Co.(a)	$25,074,593

Paper & Packaging – 0.8%
527,880	Packaging Corp. of America	10,246,151

Parts & Equipment – 2.8%
431,469	American Standard Companies, Inc.	20,084,882
242,772	Cooper Industries Ltd.	16,785,256

		36,870,138

Property Insurance – 6.7%
334,219	AMBAC Financial Group, Inc.	24,083,821
188,228	Everest Re Group Ltd.	18,427,521
191,979	PartnerRe Ltd.	12,296,255
333,146	RenaissanceRe Holdings Ltd.	14,568,475
251,283	The PMI Group, Inc.(a)	10,018,653
266,909	Willis Group Holdings Ltd.	10,022,433

		89,417,158

Publishing – 1.7%
576,682	Dow Jones & Co., Inc.(a)	22,023,486

Real Estate Investment Trusts (REITs) – 7.1%
410,898	Apartment Investment & Management Co.	15,934,624
317,867	Developers Diversified Realty Corp.	14,844,389
169,255	Equity Residential Properites Trust	6,406,302
82,185	Healthcare Realty Trust, Inc.	3,298,906
592,660	iStar Financial, Inc.	23,961,244
482,383	Plum Creek Timber Co., Inc.	18,287,139
283,161	Prentiss Properties Trust	11,496,337

		94,228,941

Regionals – 6.2%
148,111	Commerce Bancshares, Inc.	7,624,754
545,072	FirstMerit Corp.	14,602,479
359,197	KeyCorp	11,584,103
230,786	M&T Bank Corp.	24,396,388
329,798	Zions Bancorp.	23,484,916

		81,692,640

Retail Apparel – 4.6%
370,879	Federated Department Stores, Inc.	24,800,679
412,306	J. C. Penney Co., Inc.	19,551,550
317,781	Ross Stores, Inc.	7,531,410
290,557	The Talbots, Inc.	8,693,465

		60,577,104

Semiconductors – 0.9%
244,623	Freescale Semiconductor, Inc.*	5,726,625

Shares	Description	Value
Common Stocks – (continued)
Semiconductors – (continued)
221,462	Tessera Technologies, Inc.*	$6,623,928

		12,350,553

Specialty Financials – 2.0%
158,545	American Capital Strategies Ltd.	5,812,260
455,338	CIT Group, Inc.	20,572,171

		26,384,431

Tobacco – 0.8%
126,849	Reynolds American, Inc.	10,531,004

Transports – 1.5%
257,756	Norfolk Southern Corp.	10,454,583
236,609	Teekay Shipping Corp.(a)	10,186,018

		20,640,601

Trust/Processors – 1.1%
284,883	Northern Trust Corp.	14,400,836

TOTAL COMMON STOCKS		$1,267,728,338

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) – 3.6%
Joint Repurchase Agreement Account II
$48,000,000	3.89%	10/03/2005	$48,000,000
Maturity Value: $48,015,572

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,315,728,338

Shares	Description	Value
Securities Lending Collateral – 3.4%
45,500,525	Boston Global Investment Trust – Enhanced Portfolio	$45,500,525

TOTAL INVESTMENTS — 102.7%		$1,361,228,863

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Effective October 20, 2005, WebMD Corp. changed its corporate name to Emdeon Corp.

(c)	Joint repurchase agreement was entered into on September 30, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies (other than those valued at net asset value per share) are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $48,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

TAX INFORMATION — At September 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,170,898,782

Gross unrealized gain	200,470,792
Gross unrealized loss	(10,140,711)

Net unrealized security gain	$190,330,081

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.